Offerings - Offering: 1	Jun. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for future issuance under the Amended and Restated 2021 Inducement Equity Incentive Plan
Amount Registered | shares	1,200,000
Proposed Maximum Offering Price per Unit	5.13
Maximum Aggregate Offering Price	$ 6,156,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 850.14
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.0001 per share ("Common Stock") of Oportun Financial Corporation (the "Registrant") that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Registrant's Common Stock. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The offering price per share and the aggregate offering price are based upon $5.13 per share, which is the average of the high and low prices of the Registrant's Common Stock as reported on The Nasdaq Global Select Market on June 2, 2026.